December 31, 2009	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company
Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Chairman’s Letter	A-1

Performance Discussion	A-3

Schedules of Investments, Financial Statements and Financial Highlights:

Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statements of Cash Flows	C-19
Financial Highlights	C-20

Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	D-1
Financial Statements:
Statements of Assets and Liabilities	E-1
Statements of Operations	E-3
Statements of Changes in Net Assets	E-5
Financial Highlights	E-6

Notes to Financial Statements	F-1

Report of Independent Registered Public Accounting Firm	G-1

Disclosure of Fund Expenses	H-1

Trustees and Officers Information	H-3

Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-7

Where to Go for More Information	H-11

     The 2009 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2009 Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	3,146,440	$30,129,209	$30,027,123
Floating Rate Loan	Floating Rate Loan	2,015,375	15,299,882	14,760,272
High Yield Bond	High Yield Bond	16,035,594	90,271,387	97,202,400
Inflation Managed	Inflation Managed	15,835,742	178,943,177	175,218,226
Managed Bond	Managed Bond	40,821,136	449,490,452	452,533,074
Money Market	Money Market	29,082,539	294,148,090	293,482,920
Short Duration Bond	Short Duration Bond	4,833,417	45,665,962	44,837,735
American Funds® Growth	American Funds Growth	8,342,271	78,914,586	59,372,679
American Funds Growth-Income	American Funds Growth-Income	7,129,022	78,178,915	59,949,825
Comstock	Comstock	8,373,656	78,528,794	63,233,337
Diversified Research	Diversified Research	3,947,482	46,086,204	34,983,734
Equity	Equity	2,089,629	39,493,087	31,424,327
Equity Index	Equity Index	17,902,602	465,877,743	436,543,982
Focused 30	Focused 30	3,069,640	39,844,425	34,755,973
Growth LT	Growth LT	11,099,111	199,467,350	200,271,045
Large-Cap Growth	Large-Cap Growth	10,004,453	64,779,029	51,736,448
Large-Cap Value	Large-Cap Value	11,884,556	145,277,127	124,817,305
Long/Short Large-Cap	Long/Short Large-Cap	2,867,330	24,547,532	23,800,006
Main Street® Core	Main Street Core	6,491,277	123,345,450	109,273,310
Mid-Cap Equity	Mid-Cap Equity	10,556,775	166,112,376	126,956,712
Mid-Cap Growth	Mid-Cap Growth	7,074,008	57,941,750	53,288,952
Mid-Cap Value (1)	Mid-Cap Value	1,476,566	15,039,266	17,610,387
Small-Cap Equity	Small-Cap Equity	1,607,493	18,777,189	19,202,912
Small-Cap Growth	Small-Cap Growth	4,128,609	41,717,987	38,860,763
Small-Cap Index	Small-Cap Index	19,131,003	240,463,469	176,660,022
Small-Cap Value	Small-Cap Value	5,360,974	68,950,094	59,758,062
Emerging Markets	Emerging Markets	10,504,007	160,939,175	142,859,859
International Large-Cap	International Large-Cap	24,312,820	197,031,114	147,687,981
International Small-Cap	International Small-Cap	3,187,898	27,978,317	22,136,212
International Value	International Value	15,011,598	228,885,811	164,331,253
Health Sciences	Health Sciences	2,129,555	20,512,558	19,972,720
Real Estate	Real Estate	5,740,667	92,162,517	64,880,774
Technology	Technology	3,147,930	16,033,902	14,323,951
American Funds Asset Allocation (1)	American Funds Asset Allocation	195,577	2,387,433	2,496,210
Multi-Strategy	Multi-Strategy	4,893,297	74,076,199	52,152,232
Pacific Dynamix — Conservative Growth (1)	Pacific Dynamix - Conservative Growth	45,288	508,458	506,869
Pacific Dynamix — Moderate Growth (1)	Pacific Dynamix - Moderate Growth	69,914	800,035	822,948
Pacific Dynamix — Growth (1)	Pacific Dynamix - Growth	124,497	1,387,265	1,506,341

	M Fund, Inc.
I	Brandes International Equity	5,682,460	91,901,865	65,746,067
II	Large-Cap Growth (2)	1,990,346	30,551,533	26,352,179
III	Frontier Capital Appreciation	1,855,324	42,283,124	37,978,474
V	Business Opportunity Value	2,431,138	25,632,369	23,095,814

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	831,947	9,284,189	8,910,157
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,869,807	37,281,616	38,512,804

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,317,907	60,036,623	47,030,339
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	71,580	678,976	713,654
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	86,065	777,872	838,270
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	144,251	1,228,342	1,405,006
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	140,920	1,256,528	1,335,924
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	259,191	2,947,571	2,402,697
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	294,145	2,513,083	2,647,304
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	192,037	6,883,820	5,713,101
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,135,187	32,321,483	28,493,194
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	302,312	1,900,686	2,348,966

See Notes to Financial Statements	See explanation of references on I-2

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Janus Aspen Series
Overseas Service Class (3)	Janus Aspen Overseas Service Class (3)	803,886	$32,617,418	$36,239,197
INTECH Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	61,619	488,837	591,542
Enterprise Service Class (4)	Janus Aspen Enterprise Service Class (4)	129,747	4,075,538	3,879,427
	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity	Lazard Retirement U.S. Strategic Equity	51,712	370,805	423,521

	Legg Mason ClearBridge Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II (5)	Legg Mason ClearBridge Variable Aggressive Growth - Class II (5)	50,236	608,602	652,565
Legg Mason ClearBridge Variable Mid Cap Core — Class II (6)	Legg Mason ClearBridge Variable Mid Cap Core - Class II (6)	668,628	6,822,523	7,274,670

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	234,524	2,611,432	3,060,542
MFS Utilities Series Service Class	MFS Utilities Series Service Class	138,994	3,246,073	3,148,219

	Premier VIT
NACM Small Cap Class I	NACM Small Cap Class I	68,453	1,000,981	1,060,344

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	750,754	6,942,610	7,132,159
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	1,611,645	31,939,954	28,381,067

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Van Eck Worldwide Hard Assets	2,311,694	73,050,391	67,640,180

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named Turner Core Growth Portfolio.

(3)	Formerly named International Growth Service Class Variable Account and Janus Aspen International Growth Service Class Portfolio.

(4)	Formerly named Mid Cap Growth Service Class Variable Account and Janus Aspen Mid Cap Growth Service Class Portfolio.

(5)	Formerly named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account and Legg Mason Partners Variable Aggressive Growth — Class II Portfolio.

(6)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account and Legg Mason Partners Variable Mid Cap Core — Class II Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

I-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$30,027,123	$14,760,272	$97,202,400	$175,218,226	$452,533,074	$293,482,920	$44,837,735
Receivables:
Due from Pacific Life Insurance Company	7,301	1,820	714	—	259,055	—	—
Fund shares redeemed	—	—	—	120,496	—	2,639,447	397,905

Total Assets	30,034,424	14,762,092	97,203,114	175,338,722	452,792,129	296,122,367	45,235,640

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	120,496	—	2,639,447	397,905
Fund shares purchased	7,290	1,820	675	—	259,015	—	—
Other	—	21	—	30	—	141	11

Total Liabilities	7,290	1,841	675	120,526	259,015	2,639,588	397,916

NET ASSETS	$30,027,134	$14,760,251	$97,202,439	$175,218,196	$452,533,114	$293,482,779	$44,837,724

Units Outstanding	2,677,541	1,711,048	2,237,443	3,815,481	8,992,559	12,533,277	3,846,075

Accumulation Unit Value	$11.21	$8.63	$43.44	$45.92	$50.32	$23.42	$11.66

Cost of Investments	$30,129,209	$15,299,882	$90,271,387	$178,943,177	$449,490,452	$294,148,090	$45,665,962

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$59,372,679	$59,949,825	$63,233,337	$34,983,734	$31,424,327	$436,543,982	$34,755,973
Receivables:
Due from Pacific Life Insurance Company	27,348	20,295	18,314	—	6,931	15,827	836,298
Fund shares redeemed	—	—	—	24,377	—	—	—

Total Assets	59,400,027	59,970,120	63,251,651	35,008,111	31,431,258	436,559,809	35,592,271

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	24,341	—	—	—
Fund shares purchased	27,348	20,295	18,225	—	6,931	15,756	836,274
Other	30	2,440	—	—	7	—	—

Total Liabilities	27,378	22,735	18,225	24,341	6,938	15,756	836,274

NET ASSETS	$59,372,649	$59,947,385	$63,233,426	$34,983,770	$31,424,320	$436,544,053	$34,755,997

Units Outstanding	5,195,477	5,610,441	6,250,352	2,937,995	2,754,697	9,693,106	2,819,667

Accumulation Unit Value	$11.43	$10.68	$10.12	$11.91	$11.41	$45.04	$12.33

Cost of Investments	$78,914,586	$78,178,915	$78,528,794	$46,086,204	$39,493,087	$465,877,743	$39,844,425

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$200,271,045	$51,736,448	$124,817,305	$23,800,006	$109,273,310	$126,956,712	$53,288,952
Receivables:
Due from Pacific Life Insurance Company	—	5,176	94,965	8,467	—	—	18,692
Fund shares redeemed	9,149	—	—	—	12,581	43,186	—

Total Assets	200,280,194	51,741,624	124,912,270	23,808,473	109,285,891	126,999,898	53,307,644

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,149	—	—	—	12,554	42,981	—
Fund shares purchased	—	5,176	94,788	8,452	—	—	18,692
Other	44	9	—	—	—	—	27

Total Liabilities	9,193	5,185	94,788	8,452	12,554	42,981	18,719

NET ASSETS	$200,271,001	$51,736,439	$124,817,482	$23,800,021	$109,273,337	$126,956,917	$53,288,925

Units Outstanding	4,914,745	8,196,379	8,956,147	2,826,468	2,500,133	6,018,439	6,166,014

Accumulation Unit Value	$40.75	$6.31	$13.94	$8.42	$43.71	$21.09	$8.64

Cost of Investments	$199,467,350	$64,779,029	$145,277,127	$24,547,532	$123,345,450	$166,112,376	$57,941,750

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$17,610,387	$19,202,912	$38,860,763	$176,660,022	$59,758,062	$142,859,859	$147,687,981
Receivables:
Due from Pacific Life Insurance Company	7,889	49,355	—	41,725	566,771	828,376	37,415
Fund shares redeemed	—	—	18,529	—	—	—	—

Total Assets	17,618,276	19,252,267	38,879,292	176,701,747	60,324,833	143,688,235	147,725,396

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	18,469	—	—	—	—
Fund shares purchased	7,889	49,332	—	41,725	566,766	828,376	37,415
Other	1	—	—	63	—	81	9

Total Liabilities	7,890	49,332	18,469	41,788	566,766	828,457	37,424

NET ASSETS	$17,610,386	$19,202,935	$38,860,823	$176,659,959	$59,758,067	$142,859,778	$147,687,972

Units Outstanding	1,208,072	1,373,316	3,188,386	11,242,905	2,953,532	4,503,441	13,371,427

Accumulation Unit Value	$14.58	$13.98	$12.19	$15.71	$20.23	$31.72	$11.05

Cost of Investments	$15,039,266	$18,777,189	$41,717,987	$240,463,469	$68,950,094	$160,939,175	$197,031,114

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$22,136,212	$164,331,253	$19,972,720	$64,880,774	$14,323,951	$2,496,210	$52,152,232
Receivables:
Due from Pacific Life Insurance Company	17,326	13,051	13,212	225,593	14,794	957,030	14,114

Total Assets	22,153,538	164,344,304	19,985,932	65,106,367	14,338,745	3,453,240	52,166,346

LIABILITIES
Payables:
Fund shares purchased	17,306	13,051	13,200	225,593	14,788	957,030	14,087
Other	—	43	—	13	—	—	—

Total Liabilities	17,306	13,094	13,200	225,606	14,788	957,030	14,087

NET ASSETS	$22,136,232	$164,331,210	$19,972,732	$64,880,761	$14,323,957	$2,496,210	$52,152,259

Units Outstanding	3,017,020	7,068,121	1,430,534	2,226,122	2,404,956	192,292	1,477,979

Accumulation Unit Value	$7.34	$23.25	$13.96	$29.15	$5.96	$12.98	$35.29

Cost of Investments	$27,978,317	$228,885,811	$20,512,558	$92,162,517	$16,033,902	$2,387,433	$74,076,199

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth	Growth	Growth	I	II	III	V

ASSETS
Investments in affiliated mutual funds, at value	$506,869	$822,948	$1,506,341	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	—	65,746,067	26,352,179	37,978,474	23,095,814
Receivables:
Due from Pacific Life Insurance Company	—	188	—	171,232	—	—	—
Fund shares redeemed	—	—	—	—	30,474	20,084	4,383

Total Assets	506,869	823,136	1,506,341	65,917,299	26,382,653	37,998,558	23,100,197

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	30,474	20,084	4,371
Fund shares purchased	—	188	—	171,216	—	—	—
Other	1	—	—	—	13	6	—

Total Liabilities	1	188	—	171,216	30,487	20,090	4,371

NET ASSETS	$506,868	$822,948	$1,506,341	$65,746,083	$26,352,166	$37,978,468	$23,095,826

Units Outstanding	44,364	68,810	121,148	2,314,197	1,351,335	1,157,067	1,670,010

Accumulation Unit Value	$11.43	$11.96	$12.43	$28.41	$19.50	$32.82	$13.83

Cost of Investments	$508,458	$800,035	$1,387,265	$91,901,865	$30,551,533	$42,283,124	$25,632,369

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Basic Value	Global Allocation	Contrafund	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020
	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$8,910,157	$38,512,804	$47,030,339	$713,654	$838,270	$1,405,006	$1,335,924
Receivables:
Due from Pacific Life Insurance Company	6,551	830,481	—	—	509	10	1,073
Fund shares redeemed	—	—	10,507	485,828	—	—	—

Total Assets	8,916,708	39,343,285	47,040,846	1,199,482	838,779	1,405,016	1,336,997

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	10,507	485,828	—	—	—
Fund shares purchased	6,547	830,465	—	—	509	10	1,072
Other	—	—	48	—	2	—	—

Total Liabilities	6,547	830,465	10,555	485,828	511	10	1,072

NET ASSETS	$8,910,161	$38,512,820	$47,030,291	$713,654	$838,268	$1,405,006	$1,335,925

Units Outstanding	854,477	2,669,828	4,031,894	69,529	91,200	156,467	157,385

Accumulation Unit Value	$10.43	$14.43	$11.66	$10.26	$9.19	$8.98	$8.49

Cost of Investments	$9,284,189	$37,281,616	$60,036,623	$678,976	$777,872	$1,228,342	$1,256,528

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		INTECH Risk-
	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies	Overseas	Managed Core
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class (1)	Service Class

ASSETS
Investments in mutual funds, at value	$2,402,697	$2,647,304	$5,713,101	$28,493,194	$2,348,966	$36,239,197	$591,542
Receivables:
Due from Pacific Life Insurance Company	602	1,662	1,169	—	26	942,730	90
Fund shares redeemed	—	—	—	22,009	—	—	—

Total Assets	2,403,299	2,648,966	5,714,270	28,515,203	2,348,992	37,181,927	591,632

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	21,980	—	—	—
Fund shares purchased	602	1,660	1,163	—	25	942,730	86
Other	1	—	—	—	—	204	—

Total Liabilities	603	1,660	1,163	21,980	25	942,934	86

NET ASSETS	$2,402,696	$2,647,306	$5,713,107	$28,493,223	$2,348,967	$36,238,993	$591,546

Units Outstanding	287,505	334,513	589,043	2,244,999	237,955	3,539,855	75,317

Accumulation Unit Value	$8.36	$7.91	$9.70	$12.69	$9.87	$10.24	$7.85

Cost of Investments	$2,947,571	$2,513,083	$6,883,820	$32,321,483	$1,900,686	$32,617,418	$488,837

		Lazard	Legg Mason	Legg Mason
		Retirement	ClearBridge Variable	ClearBridge Variable	MFS New	MFS	NACM
	Enterprise	U.S. Strategic	Aggressive	Mid Cap	Discovery Series	Utilities Series	Small Cap
	Service Class (2)	Equity	Growth — Class II (3)	Core — Class II (4)	Service Class	Service Class	Class I

ASSETS
Investments in mutual funds, at value	$3,879,427	$423,521	$652,565	$7,274,670	$3,060,542	$3,148,219	$1,060,344
Receivables:
Due from Pacific Life Insurance Company	306	—	—	2,504	704,813	—	682
Fund shares redeemed	—	20,967	12,304	—	—	5,276	—

Total Assets	3,879,733	444,488	664,869	7,277,174	3,765,355	3,153,495	1,061,026

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	20,968	12,304	—	—	5,272	—
Fund shares purchased	306	—	—	2,504	704,812	—	681
Other	1	—	1	5	—	—	—

Total Liabilities	307	20,968	12,305	2,509	704,812	5,272	681

NET ASSETS	$3,879,426	$423,520	$652,564	$7,274,665	$3,060,543	$3,148,223	$1,060,345

Units Outstanding	431,880	54,644	84,216	848,497	326,023	342,118	164,837

Accumulation Unit Value	$8.98	$7.75	$7.75	$8.57	$9.39	$9.20	$6.43

Cost of Investments	$4,075,538	$370,805	$608,602	$6,822,523	$2,611,432	$3,246,073	$1,000,981

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Formerly named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account.

(4)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	T. Rowe Price	T. Rowe Price	Van Eck
	Blue Chip	Equity	Worldwide
	Growth — II	Income — II	Hard Assets

ASSETS
Investments in mutual funds, at value	$7,132,159	$28,381,067	$67,640,180
Receivables:
Due from Pacific Life Insurance Company	26,429	—	—
Fund shares redeemed	—	28,837	1,136,947

Total Assets	7,158,588	28,409,904	68,777,127

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	28,837	1,136,947
Fund shares purchased	26,424	—	—
Other	—	49	9

Total Liabilities	26,424	28,886	1,136,956

NET ASSETS	$7,132,164	$28,381,018	$67,640,171

Units Outstanding	664,636	2,818,542	3,070,450

Accumulation Unit Value	$10.73	$10.07	$22.03

Cost of Investments	$6,942,610	$31,939,954	$73,050,391

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$992,232	$571,152	$6,969,695	$6,558,459	$27,850,176	$781,732	$1,309,737

Net Investment Income	992,232	571,152	6,969,695	6,558,459	27,850,176	781,732	1,309,737

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(771,661)	(1,151,584)	(8,811,932)	(3,662,402)	(2,333,872)	(456,726)	(693,343)
Capital gain distributions from affiliated mutual fund investments	—	—	—	6,393,311	27,663,276	—	—

Realized Gain (Loss)	(771,661)	(1,151,584)	(8,811,932)	2,730,909	25,329,404	(456,726)	(693,343)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	3,179,298	2,908,915	31,179,587	20,792,740	24,683,325	192,527	2,828,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,399,869	$2,328,483	$29,337,350	$30,082,108	$77,862,905	$517,533	$3,445,252

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$62,454	$630,644	$764,332	$528,067	$261,168	$6,588,000	$—

Net Investment Income	62,454	630,644	764,332	528,067	261,168	6,588,000	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(14,444,327)	(2,778,376)	(4,128,178)	(4,809,096)	(2,103,000)	(15,162,468)	(5,510,900)
Capital gain distributions from affiliated mutual fund investments	11,304,748	5,238,869	—	—	—	—	—

Realized Gain (Loss)	(3,139,579)	2,460,493	(4,128,178)	(4,809,096)	(2,103,000)	(15,162,468)	(5,510,900)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	19,876,830	11,020,462	16,886,219	13,277,228	10,419,641	100,359,314	17,754,662

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,799,705	$14,111,599	$13,522,373	$8,996,199	$8,577,809	$91,784,846	$12,243,762

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,841,797	$25,873	$2,234,783	$158,003	$1,473,009	$1,263,930	$151,133

Net Investment Income	1,841,797	25,873	2,234,783	158,003	1,473,009	1,263,930	151,133

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(7,204,579)	(4,740,362)	(3,537,557)	(486,969)	(3,682,939)	(28,594,483)	(4,259,546)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	65,934

Realized Loss	(7,204,579)	(4,740,362)	(3,537,557)	(486,969)	(3,682,939)	(28,594,483)	(4,193,612)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	61,395,799	19,616,196	25,245,277	5,257,070	27,725,627	64,978,090	24,581,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,033,017	$14,901,707	$23,942,503	$4,928,104	$25,515,697	$37,647,537	$20,538,566

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value (1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$100,609	$121,008	$—	$1,814,593	$1,263,980	$1,020,962	$2,016,918

Net Investment Income	100,609	121,008	—	1,814,593	1,263,980	1,020,962	2,016,918

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	105,974	(1,376,217)	(1,348,546)	(12,509,906)	(6,699,430)	(9,953,697)	(8,442,390)
Capital gain distributions from affiliated mutual fund investments	1,285,018	—	—	10,037,169	—	17,540,046	—

Realized Gain (Loss)	1,390,992	(1,376,217)	(1,348,546)	(2,472,737)	(6,699,430)	7,586,349	(8,442,390)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	2,571,121	5,438,301	14,153,637	40,137,842	17,554,875	57,446,128	43,545,691

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,062,722	$4,183,092	$12,805,091	$39,479,698	$12,119,425	$66,053,439	$37,120,219

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation (1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$267,354	$3,278,408	$21,055	$1,075,352	$—	$26,048	$2,741,743

Net Investment Income	267,354	3,278,408	21,055	1,075,352	—	26,048	2,741,743

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,652,449)	(7,306,310)	(2,633,323)	(19,588,373)	(4,603,086)	7,194	(2,989,954)
Capital gain distributions from affiliated mutual fund investments	—	—	—	500,356	—	—	—

Realized Gain (Loss)	(1,652,449)	(7,306,310)	(2,633,323)	(19,088,017)	(4,603,086)	7,194	(2,989,954)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	6,235,187	41,163,425	6,888,159	34,959,766	9,044,200	108,777	10,305,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,850,092	$37,135,523	$4,275,891	$16,947,101	$4,441,114	$142,019	$10,057,644

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth (1)	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$5,469	$7,769	$10,214

Net Investment Income	5,469	7,769	10,214

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	146	580	3,210
Capital gain distributions from affiliated mutual fund investments	4,917	5,301	30,588

Realized Gain	5,063	5,881	33,798

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(1,589)	22,913	119,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,943	$36,563	$163,088

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$1,421,737	$150,111	$14,452	$171,889	$144,237	$618,624	$467,598

Net Investment Income	1,421,737	150,111	14,452	171,889	144,237	618,624	467,598

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(12,562,672)	(3,482,162)	(4,554,848)	(3,623,538)	(953,242)	(1,175,267)	(4,464,772)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	11,381

Realized Loss	(12,562,672)	(3,482,162)	(4,554,848)	(3,623,538)	(953,242)	(1,175,267)	(4,453,391)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	23,998,390	10,759,575	17,953,263	8,216,105	2,842,957	6,286,794	16,234,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,857,455	$7,427,524	$13,412,867	$4,764,456	$2,033,952	$5,730,151	$12,248,410

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$37,701	$29,477	$44,393	$37,506	$68,106	$47,358	$9,865

Net Investment Income	37,701	29,477	44,393	37,506	68,106	47,358	9,865

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	44,560	(38,376)	(152,117)	(138,825)	(95,280)	(202,367)	(427,565)
Capital gain distributions from mutual fund investments	12,479	4,087	14,256	12,686	27,517	10,244	4,345

Realized Gain (Loss)	57,039	(34,289)	(137,861)	(126,139)	(67,763)	(192,123)	(423,220)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	52,671	133,123	369,657	381,531	545,318	461,413	1,683,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,411	$128,311	$276,189	$292,898	$545,661	$316,648	$1,270,196

							Legg Mason
						Lazard	ClearBridge
	Fidelity VIP	Fidelity VIP		INTECH Risk-		Retirement	Variable
	Mid Cap	Value Strategies	Overseas	Managed Core	Enterprise	U.S. Strategic	Aggressive
	Service Class 2	Service Class 2	Service Class (1)	Service Class	Service Class (2)	Equity	Growth — Class II (3)

INVESTMENT INCOME
Dividends from mutual fund investments	$109,993	$7,245	$115,543	$5,679	$—	$3,774	$—

Net Investment Income	109,993	7,245	115,543	5,679	—	3,774	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,798,781)	(872,995)	(6,216,684)	(40,376)	(435,023)	30,850	11,889
Capital gain distributions from mutual fund investments	128,555	—	807,694	—	—	—	—

Realized Gain (Loss)	(1,670,226)	(872,995)	(5,408,990)	(40,376)	(435,023)	30,850	11,889

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	9,594,634	1,809,143	20,081,743	142,686	1,622,995	75,195	118,050

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,034,401	$943,393	$14,788,296	$107,989	$1,187,972	$109,819	$129,939

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Formerly named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Legg Mason
	ClearBridge	MFS New	MFS	NACM	T. Rowe Price	T. Rowe Price	Van Eck
	Variable Mid Cap	Discovery Series	Utilities Series	Small Cap	Blue Chip	Equity	Worldwide
	Core — Class II (1)	Service Class	Service Class	Class I	Growth — II	Income — II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$7,745	$—	$111,807	$475	$—	$384,859	$133,457

Net Investment Income	7,745	—	111,807	475	—	384,859	133,457

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(389,806)	(154,962)	(838,412)	(441,561)	(399,890)	(1,803,412)	(4,279,265)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	264,653

Realized Loss	(389,806)	(154,962)	(838,412)	(441,561)	(399,890)	(1,803,412)	(4,014,612)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	2,591,525	668,173	1,410,245	659,288	2,104,182	7,178,937	26,695,685

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,209,464	$513,211	$683,640	$218,202	$1,704,292	$5,760,384	$22,814,530

(1)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$992,232	$1,015,092	$571,152	$616,099	$6,969,695	$6,040,263
Realized loss	(771,661)	(788,475)	(1,151,584)	(366,637)	(8,811,932)	(2,651,121)
Change in unrealized appreciation (depreciation) on investments	3,179,298	(2,400,035)	2,908,915	(3,061,081)	31,179,587	(21,301,693)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,399,869	(2,173,418)	2,328,483	(2,811,619)	29,337,350	(17,912,551)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,541,905	3,579,880	1,407,556	1,102,699	5,679,239	6,256,735
Transfers between variable and fixed accounts, net	5,806,312	(2,751,899)	6,382,569	529,816	10,255,459	9,920,653
Policy maintenance charges	(2,657,949)	(2,348,163)	(1,026,280)	(753,906)	(6,110,001)	(4,715,015)
Policy benefits and terminations	(3,061,952)	(1,007,782)	(1,223,805)	(351,265)	(7,762,251)	(3,526,449)
Other	(380,679)	(355,884)	(137,586)	(135,929)	(420,361)	(616,983)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,247,637	(2,883,848)	5,402,454	391,415	1,642,085	7,318,941

NET INCREASE (DECREASE) IN NET ASSETS	6,647,506	(5,057,266)	7,730,937	(2,420,204)	30,979,435	(10,593,610)

NET ASSETS
Beginning of Year	23,379,628	28,436,894	7,029,314	9,449,518	66,223,004	76,816,614

End of Year	$30,027,134	$23,379,628	$14,760,251	$7,029,314	$97,202,439	$66,223,004

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,558,459	$5,126,795	$27,850,176	$18,097,426	$781,732	$5,398,578
Realized gain (loss)	2,730,909	(3,449,176)	25,329,404	2,622,319	(456,726)	949,480
Change in unrealized appreciation (depreciation) on investments	20,792,740	(19,447,075)	24,683,325	(28,768,289)	192,527	(546,119)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,082,108	(17,769,456)	77,862,905	(8,048,544)	517,533	5,801,939

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,776,195	15,804,865	25,025,145	27,823,537	163,752,450	196,539,981
Transfers between variable and fixed accounts, net	3,277,088	2,169,168	17,101,351	(15,502,681)	(70,658,064)	(56,812,089)
Policy maintenance charges	(12,920,676)	(12,642,795)	(25,661,067)	(22,993,343)	(32,109,982)	(26,618,019)
Policy benefits and terminations	(12,703,845)	(7,934,766)	(18,023,228)	(13,925,960)	(53,474,950)	(40,327,810)
Other	(1,617,115)	(1,611,484)	(2,492,061)	(2,268,169)	(11,717,543)	(14,263,296)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,188,353)	(4,215,012)	(4,049,860)	(26,866,616)	(4,208,089)	58,518,767

NET INCREASE (DECREASE) IN NET ASSETS	20,893,755	(21,984,468)	73,813,045	(34,915,160)	(3,690,556)	64,320,706

NET ASSETS
Beginning of Year	154,324,441	176,308,909	378,720,069	413,635,229	297,173,335	232,852,629

End of Year	$175,218,196	$154,324,441	$452,533,114	$378,720,069	$293,482,779	$297,173,335

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,309,737	$1,784,852	$62,454	$369,953	$630,644	$856,343
Realized gain (loss)	(693,343)	(766,496)	(3,139,579)	7,994,380	2,460,493	2,089,210
Change in unrealized appreciation (depreciation) on investments	2,828,858	(3,445,533)	19,876,830	(42,993,043)	11,020,462	(30,484,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,445,252	(2,427,177)	16,799,705	(34,628,710)	14,111,599	(27,538,946)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,145,961	5,187,897	7,756,926	9,425,349	7,781,559	9,148,704
Transfers between variable and fixed accounts, net	2,843,286	669,825	(1,888,831)	16,318,885	(204,215)	4,156,706
Policy maintenance charges	(4,090,981)	(3,774,165)	(4,903,819)	(5,467,406)	(5,227,468)	(5,535,731)
Policy benefits and terminations	(4,067,525)	(2,119,655)	(4,327,635)	(1,894,189)	(2,150,527)	(2,650,891)
Other	(289,246)	(1,470,082)	(372,579)	(677,675)	(287,824)	(735,953)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(458,505)	(1,506,180)	(3,735,938)	17,704,964	(88,475)	4,382,835

NET INCREASE (DECREASE) IN NET ASSETS	2,986,747	(3,933,357)	13,063,767	(16,923,746)	14,023,124	(23,156,111)

NET ASSETS
Beginning of Year	41,850,977	45,784,334	46,308,882	63,232,628	45,924,261	69,080,372

End of Year	$44,837,724	$41,850,977	$59,372,649	$46,308,882	$59,947,385	$45,924,261

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$764,332	$1,296,903	$528,067	$533,677	$261,168	$200,702
Realized gain (loss)	(4,128,178)	666,453	(4,809,096)	9,459,287	(2,103,000)	5,718,147
Change in unrealized appreciation (depreciation) on investments	16,886,219	(29,311,087)	13,277,228	(32,684,362)	10,419,641	(24,834,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,522,373	(27,347,731)	8,996,199	(22,691,398)	8,577,809	(18,916,140)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,006,664	9,403,221	3,877,605	5,908,116	3,087,712	3,793,940
Transfers between variable and fixed accounts, net	6,982,838	(11,946,830)	(5,612,599)	(13,830,925)	(1,198,589)	(2,434,902)
Policy maintenance charges	(5,057,193)	(5,273,983)	(3,078,453)	(3,993,056)	(2,869,002)	(3,381,274)
Policy benefits and terminations	(4,121,658)	(2,206,146)	(2,036,986)	(3,039,083)	(2,249,101)	(2,003,785)
Other	(444,864)	(660,928)	(439,833)	(278,683)	(104,812)	(244,684)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,365,787	(10,684,666)	(7,290,266)	(15,233,631)	(3,333,792)	(4,270,705)

NET INCREASE (DECREASE) IN NET ASSETS	17,888,160	(38,032,397)	1,705,933	(37,925,029)	5,244,017	(23,186,845)

NET ASSETS
Beginning of Year	45,345,266	83,377,663	33,277,837	71,202,866	26,180,303	49,367,148

End of Year	$63,233,426	$45,345,266	$34,983,770	$33,277,837	$31,424,320	$26,180,303

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,588,000	$9,180,322	$—	$20,780	$1,841,797	$1,190,524
Realized gain (loss)	(15,162,468)	9,457,365	(5,510,900)	5,905,145	(7,204,579)	30,516,736
Change in unrealized appreciation (depreciation) on investments	100,359,314	(223,582,824)	17,754,662	(36,331,697)	61,395,799	(150,262,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	91,784,846	(204,945,137)	12,243,762	(30,405,772)	56,033,017	(118,554,860)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,800,527	40,957,916	3,062,672	4,224,311	18,110,819	22,715,332
Transfers between variable and fixed accounts, net	9,791,801	23,937,289	(6,094,782)	9,813,229	(5,818,999)	(20,859,960)
Policy maintenance charges	(30,200,045)	(31,517,097)	(2,547,813)	(2,876,282)	(17,405,303)	(19,706,277)
Policy benefits and terminations	(18,342,279)	(30,581,165)	(1,452,603)	(1,104,686)	(12,185,385)	(13,560,387)
Other	(754,599)	(2,311,779)	(239,179)	(494,578)	(870,361)	(1,451,072)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,704,595)	485,164	(7,271,705)	9,561,994	(18,169,229)	(32,862,364)

NET INCREASE (DECREASE) IN NET ASSETS	89,080,251	(204,459,973)	4,972,057	(20,843,778)	37,863,788	(151,417,224)

NET ASSETS
Beginning of Year	347,463,802	551,923,775	29,783,940	50,627,718	162,407,213	313,824,437

End of Year	$436,544,053	$347,463,802	$34,755,997	$29,783,940	$200,271,001	$162,407,213

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,873	$—	$2,234,783	$2,293,002	$158,003	$90,844
Realized gain (loss)	(4,740,362)	11,311,285	(3,537,557)	5,927,929	(486,969)	(140,085)
Change in unrealized appreciation (depreciation) on investments	19,616,196	(43,691,736)	25,245,277	(61,997,771)	5,257,070	(6,004,596)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,901,707	(32,380,451)	23,942,503	(53,776,840)	4,928,104	(6,053,837)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,495,710	7,196,367	13,109,660	14,911,364	2,830,247	1,503,855
Transfers between variable and fixed accounts, net	5,173,182	2,684,526	7,688,650	(3,101,980)	7,335,435	17,581,098
Policy maintenance charges	(4,748,451)	(4,812,736)	(10,679,497)	(11,268,009)	(1,777,402)	(882,768)
Policy benefits and terminations	(2,560,305)	(2,144,106)	(7,281,360)	(5,904,356)	(1,053,442)	(291,246)
Other	(704,673)	(296,021)	(940,339)	(596,463)	(252,261)	(67,762)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,655,463	2,628,030	1,897,114	(5,959,444)	7,082,577	17,843,177

NET INCREASE (DECREASE) IN NET ASSETS	18,557,170	(29,752,421)	25,839,617	(59,736,284)	12,010,681	11,789,340

NET ASSETS
Beginning of Year or Period	33,179,269	62,931,690	98,977,865	158,714,149	11,789,340	—

End of Year or Period	$51,736,439	$33,179,269	$124,817,482	$98,977,865	$23,800,021	$11,789,340

(1)	Operations commenced on May 2, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity (1)		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,473,009	$1,909,581	$1,263,930	$2,638,122	$151,133	$63,080
Realized gain (loss)	(3,682,939)	15,923,626	(28,594,483)	25,928,219	(4,193,612)	9,013,699
Change in unrealized appreciation (depreciation) on investments	27,725,627	(81,505,834)	64,978,090	(104,107,889)	24,581,045	(39,432,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,515,697	(63,672,627)	37,647,537	(75,541,548)	20,538,566	(30,355,260)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,659,735	13,932,285	14,138,577	20,464,919	5,648,416	6,912,213
Transfers between variable and fixed accounts, net	(8,717,416)	(4,279,301)	(24,324,906)	(9,306,488)	2,465,558	(7,264,693)
Policy maintenance charges	(9,333,728)	(10,787,952)	(10,786,901)	(13,195,649)	(4,427,782)	(4,515,174)
Policy benefits and terminations	(6,882,456)	(7,415,589)	(7,255,927)	(6,352,108)	(2,654,769)	(1,968,226)
Other	(339,302)	(865,415)	(623,492)	(1,705,303)	(494,058)	(621,102)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,613,167)	(9,415,972)	(28,852,649)	(10,094,629)	537,365	(7,456,982)

NET INCREASE (DECREASE) IN NET ASSETS	10,902,530	(73,088,599)	8,794,888	(85,636,177)	21,075,931	(37,812,242)

NET ASSETS
Beginning of Year	98,370,807	171,459,406	118,162,029	203,798,206	32,212,994	70,025,236

End of Year	$109,273,337	$98,370,807	$126,956,917	$118,162,029	$53,288,925	$32,212,994

	Mid-Cap Value (2)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$100,609		$121,008	$89,970	$—	$—
Realized gain (loss)	1,390,992		(1,376,217)	123,500	(1,348,546)	5,598,087
Change in unrealized appreciation (depreciation) on investments	2,571,121		5,438,301	(5,221,333)	14,153,637	(29,796,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,062,722		4,183,092	(5,007,863)	12,805,091	(24,198,511)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,481,575		2,379,786	2,234,062	3,918,923	4,957,731
Transfers between variable and fixed accounts, net	13,668,271		584,203	7,599,632	(1,644,487)	2,681,215
Policy maintenance charges	(941,377)		(1,525,901)	(1,253,182)	(3,072,137)	(3,233,360)
Policy benefits and terminations	(512,079)		(837,562)	(403,834)	(1,730,168)	(1,657,614)
Other	(148,726)		(77,079)	(86,265)	(136,705)	(415,728)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,547,664		523,447	8,090,413	(2,664,574)	2,332,244

NET INCREASE (DECREASE) IN NET ASSETS	17,610,386		4,706,539	3,082,550	10,140,517	(21,866,267)

NET ASSETS
Beginning of Year or Period	—		14,496,396	11,413,846	28,720,306	50,586,573

End of Year or Period	$17,610,386		$19,202,935	$14,496,396	$38,860,823	$28,720,306

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,814,593	$4,417,250	$1,263,980	$1,523,598	$1,020,962	$2,038,432
Realized gain (loss)	(2,472,737)	20,470,370	(6,699,430)	3,772,423	7,586,349	38,338,725
Change in unrealized appreciation (depreciation) on investments	40,137,842	(111,194,667)	17,554,875	(24,375,256)	57,446,128	(118,152,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	39,479,698	(86,307,047)	12,119,425	(19,079,235)	66,053,439	(77,775,454)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,254,501	16,673,586	5,358,168	6,166,199	10,348,804	12,359,938
Transfers between variable and fixed accounts, net	(5,864,381)	(17,021,436)	864,280	6,200,432	(1,020,506)	(14,532,935)
Policy maintenance charges	(12,016,850)	(13,945,569)	(3,911,467)	(3,960,864)	(8,400,668)	(8,585,682)
Policy benefits and terminations	(11,054,679)	(11,290,457)	(2,350,041)	(1,268,192)	(5,941,083)	(4,839,981)
Other	(631,116)	(2,175,915)	(348,096)	(943,926)	(556,172)	(2,019,413)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,312,525)	(27,759,791)	(387,156)	6,193,649	(5,569,625)	(17,618,073)

NET INCREASE (DECREASE) IN NET ASSETS	22,167,173	(114,066,838)	11,732,269	(12,885,586)	60,483,814	(95,393,527)

NET ASSETS
Beginning of Year	154,492,786	268,559,624	48,025,798	60,911,384	82,375,964	177,769,491

End of Year	$176,659,959	$154,492,786	$59,758,067	$48,025,798	$142,859,778	$82,375,964

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,016,918	$3,519,457	$267,354	$464,866	$3,278,408	$6,531,012
Realized gain (loss)	(8,442,390)	40,172,932	(1,652,449)	(114,126)	(7,306,310)	21,617,596
Change in unrealized appreciation (depreciation) on investments	43,545,691	(111,436,559)	6,235,187	(12,206,545)	41,163,425	(167,411,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,120,219	(67,744,170)	4,850,092	(11,855,805)	37,135,523	(139,262,921)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,516,687	17,994,464	2,851,103	3,606,317	16,305,398	23,174,580
Transfers between variable and fixed accounts, net	(6,138,238)	(1,786,581)	2,102,596	2,184,160	(14,253,994)	(11,495,377)
Policy maintenance charges	(11,206,101)	(11,731,363)	(1,752,841)	(1,681,896)	(12,806,387)	(15,900,772)
Policy benefits and terminations	(6,385,888)	(6,793,114)	(908,810)	(706,984)	(10,310,443)	(10,915,568)
Other	(546,098)	(1,275,173)	(116,775)	(216,501)	(1,235,145)	(1,992,023)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,759,638)	(3,591,767)	2,175,273	3,185,096	(22,300,571)	(17,129,160)

NET INCREASE (DECREASE) IN NET ASSETS	26,360,581	(71,335,937)	7,025,365	(8,670,709)	14,834,952	(156,392,081)

NET ASSETS
Beginning of Year	121,327,391	192,663,328	15,110,867	23,781,576	149,496,258	305,888,339

End of Year	$147,687,972	$121,327,391	$22,136,232	$15,110,867	$164,331,210	$149,496,258

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,055	$269,679	$1,075,352	$3,028,938	$—	$16,884
Realized gain (loss)	(2,633,323)	2,826,861	(19,088,017)	26,102,739	(4,603,086)	2,861,783
Change in unrealized appreciation (depreciation) on investments	6,888,159	(10,408,585)	34,959,766	(64,005,170)	9,044,200	(14,255,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,275,891	(7,312,045)	16,947,101	(34,873,493)	4,441,114	(11,376,832)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,664,374	2,632,800	6,208,810	8,108,882	1,221,948	1,693,850
Transfers between variable and fixed accounts, net	(385,754)	1,592,251	(4,264,742)	(789,326)	732,767	(913,258)
Policy maintenance charges	(1,438,151)	(1,499,835)	(4,709,410)	(6,016,645)	(1,181,870)	(1,234,957)
Policy benefits and terminations	(927,629)	(1,184,353)	(3,414,908)	(3,229,004)	(803,769)	(680,255)
Other	(564,616)	(184,661)	77,479	(820,831)	(164,666)	(107,432)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,651,776)	1,356,202	(6,102,771)	(2,746,924)	(195,590)	(1,242,052)

NET INCREASE (DECREASE) IN NET ASSETS	2,624,115	(5,955,843)	10,844,330	(37,620,417)	4,245,524	(12,618,884)

NET ASSETS
Beginning of Year	17,348,617	23,304,460	54,036,431	91,656,848	10,078,433	22,697,317

End of Year	$19,972,732	$17,348,617	$64,880,761	$54,036,431	$14,323,957	$10,078,433

	American Funds				Pacific Dynamix —
	Asset Allocation (1)		Multi-Strategy		Conservative Growth (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,048		$2,741,743	$116,980	$5,469
Realized gain (loss)	7,194		(2,989,954)	5,505,754	5,063
Change in unrealized appreciation (depreciation) on investments	108,777		10,305,855	(46,858,982)	(1,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	142,019		10,057,644	(41,236,248)	8,943

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	55,784		4,542,012	5,768,862	10,884
Transfers between variable and fixed accounts, net	2,347,896		(2,846,398)	(1,989,868)	497,852
Policy maintenance charges	(37,604)		(4,387,596)	(5,442,270)	(10,575)
Policy benefits and terminations	(4,157)		(3,349,615)	(6,556,678)	—
Other	(7,728)		(47,564)	(1,003,031)	(236)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,354,191		(6,089,161)	(9,222,985)	497,925

NET INCREASE (DECREASE) IN NET ASSETS	2,496,210		3,968,483	(50,459,233)	506,868

NET ASSETS
Beginning of Year or Periods	—		48,183,776	98,643,009	—

End of Year or Periods	$2,496,210		$52,152,259	$48,183,776	$506,868

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Pacific Dynamix —
	Moderate Growth (1)		Pacific Dynamix — Growth (1)		I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,769		$10,214		$1,421,737	$2,800,210
Realized gain (loss)	5,881		33,798		(12,562,672)	3,158,077
Change in unrealized appreciation (depreciation) on investments	22,913		119,076		23,998,390	(50,432,755)

Net Increase (Decrease) in Net Assets Resulting from Operations	36,563		163,088		12,857,455	(44,474,468)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,491		40,079		5,303,454	7,204,220
Transfers between variable and fixed accounts, net	781,094		1,316,560		(6,304,378)	(14,182,057)
Policy maintenance charges	(13,316)		(12,490)		(3,858,630)	(4,695,271)
Policy benefits and terminations	—		(80)		(1,557,410)	(2,343,352)
Other	9,116		(816)		48,636	(914,370)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	786,385		1,343,253		(6,368,328)	(14,930,830)

NET INCREASE (DECREASE) IN NET ASSETS	822,948		1,506,341		6,489,127	(59,405,298)

NET ASSETS
Beginning of Year or Periods	—		—		59,256,956	118,662,254

End of Year or Periods	$822,948		$1,506,341		$65,746,083	$59,256,956

	II		III		V

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$150,111	$6,423	$14,452	$—	$171,889	$11,705
Realized gain (loss)	(3,482,162)	1,609,528	(4,554,848)	(118,770)	(3,623,538)	257,027
Change in unrealized appreciation (depreciation) on investments	10,759,575	(21,692,255)	17,953,263	(21,075,694)	8,216,105	(10,240,219)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,427,524	(20,076,304)	13,412,867	(21,194,464)	4,764,456	(9,971,487)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,234,415	2,937,932	2,622,406	3,204,391	1,744,698	2,268,004
Transfers between variable and fixed accounts, net	(3,312,482)	3,413,263	(4,756,942)	1,327,852	(2,090,101)	5,905,905
Policy maintenance charges	(1,661,761)	(1,844,586)	(2,128,461)	(2,425,879)	(1,494,985)	(1,446,925)
Policy benefits and terminations	(596,524)	(915,263)	(905,680)	(1,362,939)	(294,397)	(841,653)
Other	306,154	(186,489)	(30,507)	(470,645)	152,560	(109,878)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,030,198)	3,404,857	(5,199,184)	272,780	(1,982,225)	5,775,453

NET INCREASE (DECREASE) IN NET ASSETS	4,397,326	(16,671,447)	8,213,683	(20,921,684)	2,782,231	(4,196,034)

NET ASSETS
Beginning of Year	21,954,840	38,626,287	29,764,785	50,686,469	20,313,595	24,509,629

End of Year	$26,352,166	$21,954,840	$37,978,468	$29,764,785	$23,095,826	$20,313,595

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	BlackRock Basic Value		BlackRock Global Allocation		Fidelity VIP Contrafund
	V.I. Class III		V.I. Class III		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$144,237	$155,920	$618,624	$586,794	$467,598	$416,087
Realized loss	(953,242)	(676,868)	(1,175,267)	(1,129,060)	(4,453,391)	(4,795,630)
Change in unrealized appreciation (depreciation) on investments	2,842,957	(2,339,917)	6,286,794	(5,222,218)	16,234,203	(21,904,535)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,033,952	(2,860,865)	5,730,151	(5,764,484)	12,248,410	(26,284,078)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	624,213	901,273	3,168,418	2,450,149	3,868,527	5,909,642
Transfers between variable and fixed accounts, net	1,494,042	2,849,847	11,957,028	16,058,303	(329,664)	3,361,662
Policy maintenance charges	(454,337)	(371,277)	(2,420,200)	(1,452,600)	(2,681,490)	(2,809,421)
Policy benefits and terminations	(213,956)	(59,916)	(1,140,632)	(545,875)	(1,621,942)	(1,084,930)
Other	19,109	(73,038)	(1,022,573)	(288,476)	(128,974)	(403,701)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,469,071	3,246,889	10,542,041	16,221,501	(893,543)	4,973,252

NET INCREASE (DECREASE) IN NET ASSETS	3,503,023	386,024	16,272,192	10,457,017	11,354,867	(21,310,826)

NET ASSETS
Beginning of Year	5,407,138	5,021,114	22,240,628	11,783,611	35,675,424	56,986,250

End of Year	$8,910,161	$5,407,138	$38,512,820	$22,240,628	$47,030,291	$35,675,424

	Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37,701	$13,081	$29,477	$12,833	$44,393	$22,985
Realized gain (loss)	57,039	(3,289)	(34,289)	(376,555)	(137,861)	(3,862)
Change in unrealized appreciation (depreciation) on investments	52,671	(17,454)	133,123	(69,266)	369,657	(180,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	147,411	(7,662)	128,311	(432,988)	276,189	(160,901)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	62,581	11,749	109,808	671,541	109,859	59,498
Transfers between variable and fixed accounts, net	244,735	361,834	291,057	254,390	603,033	713,026
Policy maintenance charges	(61,357)	(6,684)	(53,794)	(157,650)	(99,983)	(50,188)
Policy benefits and terminations	(33,463)	(13,723)	(30,564)	(22,687)	(227,657)	(1,057)
Other	159	(3,384)	(752)	(2,477)	24,214	(178,589)

Net Increase in Net Assets Derived from Policy Transactions	212,655	349,792	315,755	743,117	409,466	542,690

NET INCREASE IN NET ASSETS	360,066	342,130	444,066	310,129	685,655	381,789

NET ASSETS
Beginning of Year	353,588	11,458	394,202	84,073	719,351	337,562

End of Year	$713,654	$353,588	$838,268	$394,202	$1,405,006	$719,351

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37,506	$23,331	$68,106	$51,958	$47,358	$18,092
Realized gain (loss)	(126,139)	13,389	(67,763)	106,366	(192,123)	(47,141)
Change in unrealized appreciation (depreciation) on investments	381,531	(299,869)	545,318	(998,538)	461,413	(318,281)

Net Increase (Decrease) in Net Assets Resulting from Operations	292,898	(263,149)	545,661	(840,214)	316,648	(347,330)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	265,089	169,979	178,654	127,256	232,081	157,984
Transfers between variable and fixed accounts, net	231,103	837,482	210,707	121,410	1,646,549	854,270
Policy maintenance charges	(117,487)	(51,854)	(166,031)	(148,094)	(115,918)	(47,766)
Policy benefits and terminations	(41,122)	(26,026)	(12,171)	(932)	(75,674)	(110,176)
Other	(55,093)	278	(21,972)	(5,505)	126	180

Net Increase in Net Assets Derived from Policy Transactions	282,490	929,859	189,187	94,135	1,687,164	854,492

NET INCREASE (DECREASE) IN NET ASSETS	575,388	666,710	734,848	(746,079)	2,003,812	507,162

NET ASSETS
Beginning of Year	760,537	93,827	1,667,848	2,413,927	643,494	136,332

End of Year	$1,335,925	$760,537	$2,402,696	$1,667,848	$2,647,306	$643,494

	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,865	$37,476	$109,993	$64,703	$7,245	$13,128
Realized gain (loss)	(423,220)	(92,890)	(1,670,226)	2,882,844	(872,995)	(639,545)
Change in unrealized appreciation (depreciation) on investments	1,683,551	(3,190,823)	9,594,634	(15,434,842)	1,809,143	(999,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,270,196	(3,246,237)	8,034,401	(12,487,295)	943,393	(1,625,762)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	252,480	300,750	2,127,858	2,715,846	298,957	355,225
Transfers between variable and fixed accounts, net	459,072	3,811,105	1,665,265	(297,312)	183,413	(1,209,334)
Policy maintenance charges	(233,079)	(247,772)	(1,528,309)	(1,469,291)	(243,348)	(234,638)
Policy benefits and terminations	(152,913)	(31,082)	(1,061,065)	(519,222)	(114,291)	(195,835)
Other	(3,250)	(22,385)	19,021	(147,768)	(91,515)	(14,741)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	322,310	3,810,616	1,222,770	282,253	33,216	(1,299,323)

NET INCREASE (DECREASE) IN NET ASSETS	1,592,506	564,379	9,257,171	(12,205,042)	976,609	(2,925,085)
NET ASSETS
Beginning of Year	4,120,601	3,556,222	19,236,052	31,441,094	1,372,358	4,297,443

End of Year	$5,713,107	$4,120,601	$28,493,223	$19,236,052	$2,348,967	$1,372,358

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Overseas		INTECH Risk-Managed Core		Enterprise
	Service Class (1)		Service Class		Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$115,543	$243,316	$5,679	$2,757	$—	$2,680
Realized gain (loss)	(5,408,990)	523,764	(40,376)	(444,333)	(435,023)	44,602
Change in unrealized appreciation (depreciation) on investments	20,081,743	(16,926,725)	142,686	(38,953)	1,622,995	(1,859,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,788,296	(16,159,645)	107,989	(480,529)	1,187,972	(1,812,612)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,323,931	1,560,415	81,102	51,374	278,374	327,647
Transfers between variable and fixed accounts, net	3,209,503	25,518,734	187,436	722,167	(78,400)	3,502,581
Policy maintenance charges	(1,622,282)	(2,323,884)	(41,289)	(82,856)	(159,890)	(99,061)
Policy benefits and terminations	(846,750)	(328,228)	(1,558)	(71,204)	(96,809)	(17,123)
Other	(43,549)	(210,897)	6,767	(45,708)	(8,932)	(58,987)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,020,853	24,216,140	232,458	573,773	(65,657)	3,655,057

NET INCREASE IN NET ASSETS	17,809,149	8,056,495	340,447	93,244	1,122,315	1,842,445

NET ASSETS
Beginning of Year	18,429,844	10,373,349	251,099	157,855	2,757,111	914,666

End of Year	$36,238,993	$18,429,844	$591,546	$251,099	$3,879,426	$2,757,111

	Lazard Retirement		Legg Mason ClearBridge Variable		Legg Mason ClearBridge Variable
	U.S. Strategic Equity		Aggressive Growth — Class II (3)		Mid Cap Core — Class II (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,774	$920	$—	$—	$7,745	$—
Realized gain (loss)	30,850	(12,084)	11,889	(31,909)	(389,806)	(70,799)
Change in unrealized appreciation (depreciation) on investments	75,195	(18,082)	118,050	(71,965)	2,591,525	(2,111,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	109,819	(29,246)	129,939	(103,874)	2,209,464	(2,182,749)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,477	20,318	52,067	56,080	143,516	73,354
Transfers between variable and fixed accounts, net	218,100	72,502	207,835	297,898	781,833	8,220,995
Policy maintenance charges	(22,047)	(8,981)	(35,966)	(26,199)	(322,951)	(88,598)
Policy benefits and terminations	(26)	—	(4,310)	—	(1,781,240)	(1,819)
Other	(184)	103	(372)	362	96,354	3,734

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	226,320	83,942	219,254	328,141	(1,082,488)	8,207,666

NET INCREASE IN NET ASSETS	336,139	54,696	349,193	224,267	1,126,976	6,024,917

NET ASSETS
Beginning of Year	87,381	32,685	303,371	79,104	6,147,689	122,772

End of Year	$423,520	$87,381	$652,564	$303,371	$7,274,665	$6,147,689

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Formerly named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account.

(4)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	MFS New Discovery Series		MFS Utilities Series
	Service Class		Service Class		NACM Small Cap Class I (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$111,807	$59,498	$475	$—
Realized gain (loss)	(154,962)	(56,894)	(838,412)	(1,080,755)	(441,561)	86,635
Change in unrealized appreciation (depreciation) on investments	668,173	(216,017)	1,410,245	(1,851,470)	659,288	(593,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	513,211	(272,911)	683,640	(2,872,727)	218,202	(507,234)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	302,664	63,295	321,419	398,132	73,642	115,870
Transfers between variable and fixed accounts, net	1,843,058	557,214	(103,935)	(8,727,545)	63,452	1,136,164
Policy maintenance charges	(88,364)	(24,179)	(213,114)	(302,406)	(48,958)	(32,116)
Policy benefits and terminations	(31,985)	(8,476)	(151,641)	(108,740)	(41,515)	(1,076)
Other	(6,927)	75	(82,668)	(28,939)	(1,671)	(54,522)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,018,446	587,929	(229,939)	(8,769,498)	44,950	1,164,320

NET INCREASE (DECREASE) IN NET ASSETS	2,531,657	315,018	453,701	(11,642,225)	263,152	657,086

NET ASSETS
Beginning of Year	528,886	213,868	2,694,522	14,336,747	797,193	140,107

End of Year	$3,060,543	$528,886	$3,148,223	$2,694,522	$1,060,345	$797,193

	T. Rowe Price		T. Rowe Price		Van Eck
	Blue Chip Growth — II		Equity Income — II		Worldwide Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$4,829	$384,859	$567,669	$133,457	$171,913
Realized gain (loss)	(399,890)	(167,354)	(1,803,412)	(2,177,581)	(4,014,612)	10,407,498
Change in unrealized appreciation (depreciation) on investments	2,104,182	(2,122,224)	7,178,937	(9,219,989)	26,695,685	(47,039,325)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,704,292	(2,284,749)	5,760,384	(10,829,901)	22,814,530	(36,459,914)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	724,858	678,912	2,301,710	2,422,784	4,677,260	5,697,057
Transfers between variable and fixed accounts, net	2,321,884	75,136	3,919,810	516,816	3,318,002	15,276,266
Policy maintenance charges	(522,693)	(434,624)	(1,436,505)	(1,428,817)	(3,788,613)	(3,044,375)
Policy benefits and terminations	(309,533)	(203,502)	(764,364)	(677,609)	(1,514,469)	(2,005,527)
Other	(49,024)	(30,490)	125,593	(229,598)	39,696	(390,953)

Net Increase in Net Assets Derived from Policy Transactions	2,165,492	85,432	4,146,244	603,576	2,731,876	15,532,468

NET INCREASE (DECREASE) IN NET ASSETS	3,869,784	(2,199,317)	9,906,628	(10,226,325)	25,546,406	(20,927,446)

NET ASSETS
Beginning of Year	3,262,380	5,461,697	18,474,390	28,700,715	42,093,765	63,021,211

End of Year	$7,132,164	$3,262,380	$28,381,018	$18,474,390	$67,640,171	$42,093,765

(1)	Formerly named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Diversified Bond
2009	$11.21	2,677,541	$30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	0.00%	4.65%	5.19%

Floating Rate Loan
2009	$8.63	1,711,048	$14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)

High Yield Bond
2009	$43.44	2,237,443	$97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	0.00%	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	0.00%	7.05%	2.37%

Inflation Managed
2009	$45.92	3,815,481	$175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	0.00%	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	0.00%	3.00%	2.54%

Managed Bond
2009	$50.32	8,992,559	$452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	0.00%	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	0.00%	3.40%	2.63%

Money Market
2009	$23.42	12,533,277	$293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	0.00%	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	0.00%	2.74%	2.82%

Short Duration Bond
2009	$11.66	3,846,075	$44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	0.00%	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	0.00%	3.05%	1.57%

American Funds Growth
2009	$11.43	5,195,477	$59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.00%	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.00%	0.78%	19.96%

American Funds Growth-Income
2009	$10.68	5,610,441	$59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	0.00%	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	0.00%	1.92%	9.88%

Comstock
2009	$10.12	6,250,352	$63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	0.00%	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	0.00%	1.39%	4.36%

Diversified Research
2009	$11.91	2,937,995	$34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.00%	0.67%	11.97%
2005	13.03	5,109,087	66,554,596	0.00%	0.47%	5.24%

Equity
2009	$11.41	2,754,697	$31,424,320	0.00%	0.94%	35.23%
2008	8.44	3,103,463	26,180,303	0.00%	0.51%	(41.12%)
2007	14.33	3,445,626	49,367,148	0.00%	0.22%	6.27%
2006	13.48	3,338,286	45,007,199	0.00%	0.37%	8.65%
2005	12.41	4,011,507	49,777,144	0.00%	0.26%	6.53%

Equity Index
2009	$45.04	9,693,106	$436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	0.00%	1.77%	15.52%
2005	46.80	10,743,851	502,817,844	0.00%	1.46%	4.67%

See Notes to Financial Statements	See explanation of references on J-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Focused 30
2009	$12.33	2,819,667	$34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.00%	0.07%	23.71%
2005	10.08	1,809,953	18,236,050	0.00%	1.06%	22.07%

Growth LT
2009	$40.75	4,914,745	$200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.00%	0.60%	9.72%
2005	39.62	7,403,306	293,349,777	0.00%	0.25%	7.68%

Large-Cap Growth (4)
2009	$6.31	8,196,379	$51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.00%	0.21%	(3.82%)
2005	7.75	7,040,498	54,593,520	0.00%	0.34%	2.94%

Large-Cap Value
2009	$13.94	8,956,147	$124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	0.00%	1.25%	17.58%
2005	14.26	9,608,665	137,007,537	0.00%	1.29%	6.16%

Long/Short Large-Cap
2009	$8.42	2,826,468	$23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)

Main Street Core
2009	$43.71	2,500,133	$109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	0.00%	1.24%	15.18%
2005	45.97	3,318,283	152,528,923	0.00%	1.11%	5.99%

Mid-Cap Equity (5)
2009	$21.09	6,018,439	$126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.00%	0.69%	14.97%
2005	22.01	7,960,146	175,210,180	0.00%	0.54%	8.87%

Mid-Cap Growth
2009	$8.64	6,166,014	$53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.00%	0.23%	8.93%
2005	7.84	4,677,898	36,697,161	0.00%	0.00%	17.90%

Mid-Cap Value (6)
02/13/2009 - 12/31/2009	$14.58	1,208,072	$17,610,386	0.00%	1.03%	42.90%

Small-Cap Equity (7)
2009	$13.98	1,373,316	$19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.00%	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.00%	0.86%	15.48%

Small-Cap Growth (8)
2009	$12.19	3,188,386	$38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.00%	0.26%	5.07%
2005	12.93	3,275,109	42,331,400	0.00%	0.22%	2.66%

Small-Cap Index
2009	$15.71	11,242,905	$176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	0.00%	1.52%	17.79%
2005	16.35	17,236,081	281,759,120	0.00%	0.49%	4.38%

Small-Cap Value

2009	$20.23	2,953,532	$59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	0.00%	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	0.00%	1.37%	13.65%

Emerging Markets
2009	$31.72	4,503,441	$142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.00%	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	0.00%	1.09%	41.47%

See Notes to Financial Statements	See explanation of references on J-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

International Large-Cap
2009	$11.05	13,371,427	$147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	0.00%	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.00%	0.87%	12.70%

International Small-Cap
2009	$7.34	3,017,020	$22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.00%	0.23%	3.10%

International Value
2009	$23.25	7,068,121	$164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	0.00%	1.65%	25.69%
2005	26.05	8,552,145	222,779,702	0.00%	1.97%	9.43%

Health Sciences
2009	$13.96	1,430,534	$19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	0.00%	15.28%

Real Estate
2009	$29.15	2,226,122	$64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	0.00%	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.00%	0.89%	16.79%

Technology
2009	$5.96	2,404,956	$14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	0.00%	9.34%
2005	6.00	2,027,444	12,164,728	0.00%	0.00%	21.71%

American Funds Asset Allocation (6)
02/26/2009 - 12/31/2009	$12.98	192,292	$2,496,210	0.00%	4.73%	36.71%

Multi-Strategy
2009	$35.29	1,477,979	$52,152,259	0.00%	5.65%	23.00%
2008	28.69	1,679,534	48,183,776	0.00%	0.15%	(44.98%)
2007	52.14	1,891,715	98,643,009	0.00%	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	0.00%	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	0.00%	2.24%	3.78%

Pacific Dynamix — Conservative Growth (6)
07/06/2009 - 12/31/2009	$11.43	44,364	$506,868	0.00%	5.68%	12.29%

Pacific Dynamix — Moderate Growth (6)
05/22/2009 - 12/31/2009	$11.96	68,810	$822,948	0.00%	4.19%	17.75%

Pacific Dynamix — Growth (6)
05/26/2009 - 12/31/2009	$12.43	121,148	$1,506,341	0.00%	1.88%	19.49%

I
2009	$28.41	2,314,197	$65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	0.00%	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	0.00%	1.57%	10.55%

II
2009	$19.50	1,351,335	$26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.00%	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.00%	0.45%	13.92%

III
2009	$32.82	1,157,067	$37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	0.00%	15.13%

V
2009	$13.83	1,670,010	$23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.00%	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.00%	0.76%	7.81%

See Notes to Financial Statements	See explanation of references on J-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

BlackRock Basic Value V.I. Class III (9)
2009	$10.43	854,477	$8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%
2006	12.44	234,578	2,917,816	0.00%	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	0.00%	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (10)
2009	$14.43	2,669,828	$38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%
2006	12.72	349,576	4,446,773	0.00%	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	0.00%	7.00%	9.28%

Fidelity VIP Contrafund Service Class 2
2009	$11.66	4,031,894	$47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	0.00%	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2
2009	$10.26	69,529	$713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (11)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
2009	$9.19	91,200	$838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (11)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
2009	$8.98	156,467	$1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (11)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
2009	$8.49	157,385	$1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (11)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
2009	$8.36	287,505	$2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (11)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
2009	$7.91	334,513	$2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (11)	(2.98%)

Fidelity VIP Growth Service Class 2
2009	$9.70	589,043	$5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%
2006	11.36	57,966	658,290	0.00%	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
2009	$12.69	2,244,999	$28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.00%	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
2009	$9.87	237,955	$2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.00%	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	0.00%	5.41%

Overseas Service Class (12)
2009	$10.24	3,539,855	$36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%

INTECH Risk-Managed Core Service Class
2009	$7.85	75,317	$591,546	0.00%	1.36%	22.55%
2008	6.41	39,181	251,099	0.00%	0.20%	(36.24%)
06/21/2007 - 12/31/2007	10.05	15,705	157,855	0.00%	2.17%	0.66%

Enterprise Service Class (13)
2009	$8.98	431,880	$3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%

Lazard Retirement U.S. Strategic Equity
2009	$7.75	54,644	$423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)

See Notes to Financial Statements	See explanation of references on J-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Legg Mason ClearBridge Variable Aggressive Growth — Class II (14)
2009	$7.75	84,216	$652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II (15)
2009	$8.57	848,497	$7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)

MFS New Discovery Series Service Class
2009	$9.39	326,023	$3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)

MFS Utilities Series Service Class
2009	$9.20	342,118	$3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%

NACM Small Cap Class I (16)
2009	$6.43	164,837	$1,060,345	0.00%	0.05%	15.58%
2008	5.57	143,231	797,193	0.00%	0.00%	(41.63%)
05/24/2007 - 12/31/2007	9.54	14,693	140,107	0.00%	0.00%	(6.71%)

T. Rowe Price Blue Chip Growth — II
2009	$10.73	664,636	$7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.00%	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.00%	0.28%	7.30%

T. Rowe Price Equity Income — II
2009	$10.07	2,818,542	$28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	0.00%	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	0.00%	1.94%	3.19%

Van Eck Worldwide Hard Assets
2009	$22.03	3,070,450	$67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.00%	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	0.00%	43.43%

(1)	The expense ratios represent annualized policy fees and expenses, if any, of the Separate Account for each period indicated. These ratios include only those expenses, if any, that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(9)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(10)	Prior to October 1, 2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(11)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(12)	Prior to May 1, 2009, Overseas Service Class Variable Account was named International Growth Service Class Variable Account.

(13)	Prior to May 1, 2009, Enterprise Service Class Variable Account was named Mid Cap Growth Service Class Variable Account.

(14)	Prior to November 2, 2009, Legg Mason ClearBridge Variable Aggressive Growth — Class II Variable Account was named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account.

(15)	Prior to November 2, 2009, Legg Mason ClearBridge Variable Mid Cap Core — Class II Variable Account was named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

(16)	Prior to September 10, 2008, NACM Small Cap Class I Variable Account was named OpCap Small Cap Variable Account.

See Notes to Financial Statements	See explanation of references on J-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason ClearBridge Variable Equity Trust (formerly Legg Mason Partners Variable Equity Trust), MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”). All sixty-six Variable Accounts are presented in the Schedule of Investments on pages I-1 and I-2 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) five new Variable Accounts during 2009: the Mid-Cap Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix - Growth Variable Accounts which commenced operations on February 13, 2009, February 26, 2009, July 6, 2009, May 22, 2009, and May 26, 2009, respectively.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative charges accessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units and are recorded as policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.

k-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section F of this brochure. For the year ended December 31, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2009, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$9,616,473	$5,376,616
Floating Rate Loan	8,677,681	2,704,060
High Yield Bond	45,778,213	37,166,453
Inflation Managed	27,579,987	23,816,570
Managed Bond	90,005,940	38,542,372
Money Market	175,575,999	179,002,271
Short Duration Bond	10,771,424	9,920,153
American Funds Growth	23,764,271	16,133,034
American Funds Growth-Income	10,676,702	4,895,088
Comstock	12,042,235	6,912,186
Diversified Research	1,695,811	8,458,030
Equity	1,982,611	5,055,222
Equity Index	38,277,673	34,394,333
Focused 30	7,040,886	14,312,632
Growth LT	7,011,234	23,338,602
Large-Cap Growth	9,298,479	5,617,100
Large-Cap Value	15,385,070	11,253,224
Long/Short Large-Cap	8,257,418	1,016,851
Main Street Core	3,221,430	16,361,604
Mid-Cap Equity	6,906,923	34,495,872
Mid-Cap Growth	10,366,971	9,612,526
Mid-Cap Value (1)	15,593,597	660,304
Small-Cap Equity	4,098,664	3,454,224
Small-Cap Growth	4,945,393	7,610,001
Small-Cap Index	19,092,844	24,553,573
Small-Cap Value	9,396,342	8,519,516
Emerging Markets	31,528,943	18,537,520
International Large-Cap	8,084,531	16,827,221
International Small-Cap	4,670,906	2,228,289
International Value	10,340,523	29,362,634
Health Sciences	4,638,211	6,268,935
Real Estate	10,251,350	14,778,390
Technology	4,927,915	5,123,510
American Funds Asset Allocation (1)	2,414,307	34,069
Multi-Strategy	4,227,179	7,574,610
Pacific Dynamix — Conservative Growth (1)	513,120	4,809
Pacific Dynamix — Moderate Growth (1)	804,053	4,598
Pacific Dynamix — Growth (1)	1,407,420	23,365
I	7,475,633	12,422,223
II	3,299,605	6,179,687
III	4,076,665	9,261,397
V	5,257,770	7,068,125
BlackRock Basic Value V.I. Class III	2,669,511	1,056,203
BlackRock Global Allocation V.I. Class III	16,366,201	5,205,547
Fidelity VIP Contrafund Service Class 2	4,381,380	4,795,917
Fidelity VIP Freedom Income Service Class 2	1,113,984	851,149
Fidelity VIP Freedom 2010 Service Class 2	516,518	167,199
Fidelity VIP Freedom 2015 Service Class 2	915,399	447,285
Fidelity VIP Freedom 2020 Service Class 2	634,795	302,115
Fidelity VIP Freedom 2025 Service Class 2	456,749	171,936
Fidelity VIP Freedom 2030 Service Class 2	2,117,896	373,132
Fidelity VIP Growth Service Class 2	916,137	579,623
Fidelity VIP Mid Cap Service Class 2	5,026,037	3,564,736
Fidelity VIP Value Strategies Service Class 2	2,485,326	2,444,869
Overseas Service Class	13,010,418	9,066,248
INTECH Risk-Managed Core Service Class	367,012	128,876
Enterprise Service Class	707,775	773,430
Lazard Retirement U.S. Strategic Equity	594,719	364,625
Legg Mason ClearBridge Variable Aggressive Growth - Class II	729,676	510,422
Legg Mason ClearBridge Variable Mid Cap Core — Class II	1,491,768	2,566,508
MFS New Discovery Series Service Class	2,480,203	461,758
MFS Utilities Series Service Class	1,100,106	1,218,240
NACM Small Cap Class I	435,826	390,403
T. Rowe Price Blue Chip Growth — II	3,004,237	838,749
T. Rowe Price Equity Income — II	7,138,693	2,607,559
Van Eck Worldwide Hard Assets	15,066,264	11,936,275

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

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PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical holdings

Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3	–	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in ASC 820.
7. CHANGE IN UNITS OUTSTANDING
The changes in units outstanding for the years or periods ended December 31, 2009 and 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	2,130,903	(1,832,814)	298,089	1,306,695	(1,595,515)	(288,820)
Floating Rate Loan	1,665,334	(967,215)	698,119	481,623	(431,685)	49,938
High Yield Bond	1,499,249	(1,393,943)	105,306	1,157,317	(949,363)	207,954
Inflation Managed	1,318,602	(1,562,616)	(244,014)	1,584,686	(1,729,735)	(145,049)
Managed Bond	4,267,229	(4,381,510)	(114,281)	3,044,057	(3,713,837)	(669,780)
Money Market	19,285,608	(19,464,811)	(179,203)	24,615,153	(22,098,848)	2,516,305
Short Duration Bond	2,160,420	(2,214,999)	(54,579)	2,019,386	(2,168,616)	(149,230)
American Funds Growth	2,822,591	(3,254,346)	(431,755)	2,910,620	(1,571,839)	1,338,781
American Funds Growth-Income	1,814,939	(1,823,652)	(8,713)	2,160,503	(1,775,149)	385,354
Comstock	2,679,150	(2,196,270)	482,880	2,304,195	(3,239,842)	(935,647)
Diversified Research	1,052,568	(1,814,807)	(762,239)	893,004	(2,016,835)	(1,123,831)
Equity	557,100	(905,866)	(348,766)	673,190	(1,015,353)	(342,163)
Equity Index	2,528,819	(2,584,737)	(55,918)	2,502,844	(2,455,448)	47,396
Focused 30	1,467,955	(2,283,182)	(815,227)	2,124,323	(1,570,144)	554,179
Growth LT	1,043,897	(1,600,687)	(556,790)	1,251,089	(2,022,501)	(771,412)
Large-Cap Growth	3,713,463	(2,902,324)	811,139	2,589,103	(2,141,201)	447,902
Large-Cap Value	3,529,614	(3,318,285)	211,329	2,261,371	(2,659,867)	(398,496)
Long/Short Large-Cap (1)	1,819,557	(779,056)	1,040,501	2,043,117	(257,150)	1,785,967
Main Street Core	524,576	(935,870)	(411,294)	571,356	(762,040)	(190,684)
Mid-Cap Equity	1,909,545	(3,713,792)	(1,804,247)	2,205,268	(2,612,972)	(407,704)
Mid-Cap Growth	3,248,430	(3,021,117)	227,313	3,337,302	(4,065,197)	(727,895)
Mid-Cap Value (2)	1,418,248	(210,176)	1,208,072
Small-Cap Equity	693,710	(670,376)	23,334	1,009,291	(444,679)	564,612
Small-Cap Growth	1,200,025	(1,485,876)	(285,851)	1,264,105	(1,026,257)	237,848
Small-Cap Index	2,244,408	(3,605,458)	(1,361,050)	2,464,066	(4,094,880)	(1,630,814)
Small-Cap Value	1,055,966	(1,121,253)	(65,287)	1,652,154	(1,381,438)	270,716
Emerging Markets	1,812,769	(2,108,013)	(295,244)	1,756,514	(2,375,544)	(619,030)
International Large-Cap	3,677,392	(4,982,945)	(1,305,553)	4,865,382	(5,255,473)	(390,091)
International Small-Cap	1,526,891	(1,193,015)	333,876	1,525,277	(1,044,667)	480,610
International Value	1,940,055	(3,102,590)	(1,162,535)	2,324,560	(2,887,623)	(563,063)
Health Sciences	579,929	(730,283)	(150,354)	962,924	(907,596)	55,328
Real Estate	1,006,590	(1,232,885)	(226,295)	1,044,465	(1,088,510)	(44,045)
Technology	1,602,390	(1,779,162)	(176,772)	1,135,106	(1,365,344)	(230,238)
American Funds Asset Allocation (2)	197,343	(5,051)	192,292
Multi-Strategy	299,624	(501,179)	(201,555)	220,802	(432,983)	(212,181)
Pacific Dynamix — Conservative Growth (2)	45,297	(933)	44,364
Pacific Dynamix — Moderate Growth (2)	69,952	(1,142)	68,810

(1)	Operations commenced on May 2, 2008.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

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PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix — Growth (1)	122,284	(1,136)	121,148
I	643,061	(941,938)	(298,877)	1,011,028	(1,545,753)	(534,725)
II	409,207	(604,827)	(195,620)	1,111,167	(952,997)	158,170
III	318,588	(509,118)	(190,530)	532,717	(515,428)	17,289
V	667,082	(826,965)	(159,883)	838,800	(455,429)	383,371
BlackRock Basic Value V.I. Class III	351,399	(175,518)	175,881	462,548	(181,535)	281,013
BlackRock Global Allocation V.I. Class III	1,618,421	(812,879)	805,542	2,144,248	(1,073,383)	1,070,865
Fidelity VIP Contrafund Service Class 2	928,998	(1,040,324)	(111,326)	2,468,269	(2,117,935)	350,334
Fidelity VIP Freedom Income Service Class 2	119,795	(89,758)	30,037	46,235	(7,886)	38,349
Fidelity VIP Freedom 2010 Service Class 2	54,620	(16,581)	38,039	555,445	(510,768)	44,677
Fidelity VIP Freedom 2015 Service Class 2	121,561	(65,248)	56,313	94,585	(28,601)	65,984
Fidelity VIP Freedom 2020 Service Class 2	96,388	(54,180)	42,208	130,446	(24,818)	105,628
Fidelity VIP Freedom 2025 Service Class 2	63,028	(34,558)	28,470	32,069	(19,108)	12,961
Fidelity VIP Freedom 2030 Service Class 2	286,723	(58,874)	227,849	128,907	(36,215)	92,692
Fidelity VIP Growth Service Class 2	140,945	(95,561)	45,384	495,305	(198,879)	296,426
Fidelity VIP Mid Cap Service Class 2	776,649	(649,750)	126,899	753,724	(726,474)	27,250
Fidelity VIP Value Strategies Service Class 2	384,663	(365,186)	19,477	122,992	(237,800)	(114,808)
Overseas Service Class	1,968,531	(1,652,393)	316,138	3,529,462	(1,172,565)	2,356,897
INTECH Risk-Managed Core Service Class	56,413	(20,277)	36,136	1,277,339	(1,253,863)	23,476
Enterprise Service Class	133,605	(145,079)	(11,474)	491,655	(130,878)	360,777
Lazard Retirement U.S. Strategic Equity	94,195	(53,851)	40,344	14,427	(3,589)	10,838
Legg Mason ClearBridge Variable Aggressive Growth — Class II	109,516	(77,838)	31,678	71,324	(26,927)	44,397
Legg Mason ClearBridge Variable Mid Cap Core — Class II	165,204	(290,506)	(125,302)	985,326	(24,085)	961,241
MFS New Discovery Series Service Class	324,037	(89,803)	234,234	88,653	(19,313)	69,340
MFS Utilities Series Service Class	199,464	(246,404)	(46,940)	604,018	(1,502,367)	(898,349)
NACM Small Cap Class I	101,461	(79,855)	21,606	154,201	(25,663)	128,538
T. Rowe Price Blue Chip Growth — II	411,361	(177,793)	233,568	216,185	(198,997)	17,188
T. Rowe Price Equity Income — II	1,218,956	(698,411)	520,545	1,641,735	(1,619,113)	22,622
Van Eck Worldwide Hard Assets	1,309,479	(1,249,217)	60,262	1,877,739	(1,295,590)	582,149

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

k-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix - Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Overseas Service Class (formerly named International Growth Service Class), INTECH Risk-Managed Core Service Class, Enterprise Service Class (formerly named Mid Cap Growth Service Class), Lazard Retirement U.S. Strategic Equity, Legg Mason ClearBridge Variable Aggressive Growth — Class II (formerly Legg Mason Partners Variable Aggressive Growth — Class II), Legg Mason ClearBridge Variable Mid Cap Core — Class II (formerly Legg Mason Partners Variable Mid Cap Core — Class II), MFS New Discovery Series Service Class, MFS Utilities Series Service Class, NACM Small Cap Class I, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

L-1

Pacific Life Insurance Company
Mailing Address:
PO Box 2030
Omaha, Nebraska 68103-2030

Annual Reports
as of December 31, 2009

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Form No. 15-17463-20